UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3229

DWS Funds Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Short Term Bond Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 22.5%
Consumer Discretionary 2.0%
Clear Channel Communications, Inc., 4.625%, 1/15/2008 (a)	3,500,000	3,454,769
Comcast Cable Communications, Inc., 8.375%, 5/1/2007	5,000,000	5,084,780
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	2,500,000	2,475,253
Target Corp., 3.375%, 3/1/2008 (a)	1,500,000	1,464,639
Time Warner, Inc., 6.15%, 5/1/2007	2,000,000	2,007,838

		14,487,279
Consumer Staples 1.3%
CVS Corp., 4.0%, 9/15/2009	1,500,000	1,446,734
Kraft Foods, Inc.:
4.0%, 10/1/2008	2,000,000	1,952,588
5.25%, 6/1/2007	1,000,000	998,331
Nabisco, Inc., 7.05%, 7/15/2007	1,000,000	1,009,054
Safeway, Inc., 4.8%, 7/16/2007	2,500,000	2,487,335
Wal-Mart Stores, Inc., 4.375%, 7/12/2007 (a)	1,000,000	994,018

		8,888,060
Energy 0.1%
Alabama Power Co., Series CC, 3.5%, 11/15/2007 (a)	761,000	746,589
Financials 16.4%
American General Finance Corp.:
2.75%, 6/15/2008	1,500,000	1,440,185
Series H, 4.5%, 11/15/2007	2,500,000	2,480,370
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank One Corp., 6.0%, 8/1/2008	3,000,000	3,049,053
Bear Stearns Companies, Inc.:
2.875%, 7/2/2008	3,500,000	3,365,992
4.0%, 1/31/2008	1,500,000	1,477,185
Boeing Capital Corp., 4.75%, 8/25/2008	4,833,000	4,799,280
Capital One Bank, 4.25%, 12/1/2008	2,000,000	1,956,384
Caterpillar Financial Services Corp., Series F, 3.8%, 2/8/2008	2,500,000	2,452,445
CIT Group, Inc.:
3.375%, 4/1/2009	1,500,000	1,437,437
4.75%, 8/15/2008	3,500,000	3,470,631
EOP Operating LP, 7.75%, 11/15/2007	1,000,000	1,024,342
FleetBoston Financial Corp., 6.375%, 5/15/2008	2,500,000	2,543,775
General Electric Capital Corp.:
3.5%, 5/1/2008	1,000,000	975,339
Series A, 3.6%, 10/15/2008	6,500,000	6,305,565
Series A, 4.125%, 3/4/2008	3,500,000	3,450,870
GMAC LLC:
6.125%, 2/1/2007 (a)	1,000,000	998,642
6.15%, 4/5/2007 (a)	1,000,000	998,860
HSBC Finance Corp.:
4.125%, 3/11/2008	3,500,000	3,448,441
4.125%, 12/15/2008	4,000,000	3,913,016
International Lease Finance Corp., Series P, 3.125%, 5/3/2007	2,500,000	2,466,415
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	5,000,000	4,939,935

JPMorgan Chase & Co., Series A, 6.0%, 1/15/2009	3,000,000	3,044,229
Lehman Brothers Holdings, Inc., 7.0%, 2/1/2008	4,000,000	4,083,124
Marshall & Ilsley Bank, 4.5%, 8/25/2008	2,500,000	2,480,610
MBNA Corp., 4.625%, 9/15/2008	5,380,000	5,319,965
Merrill Lynch & Co., Inc., Series C, 4.831%, 10/27/2008	5,000,000	4,963,735
Morgan Stanley, 3.875%, 1/15/2009	2,000,000	1,946,380
Popular North America, Inc., Series E, 3.875%, 10/1/2008	4,000,000	3,889,928
Residential Capital Corp., 6.742% *, 6/29/2007	14,500,000	14,579,257
SLM Corp., Series A, 3.95%, 8/15/2008	1,000,000	977,458
Textron Financial Corp., Series E, 4.125%, 3/3/2008	2,500,000	2,457,725
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009 (a)	3,500,000	3,405,602
US Bank NA, 4.4%, 8/15/2008	4,000,000	3,955,324
Verizon Global Funding Corp., 6.125%, 6/15/2007 (a)	1,500,000	1,507,209
Wachovia Bank NA, 4.375%, 8/15/2008	4,000,000	3,943,808

		117,043,896
Health Care 0.6%
Wyeth, 4.375%, 3/1/2008	4,500,000	4,441,694
Industrials 0.6%
CSX Corp., 7.45%, 5/1/2007	1,000,000	1,011,110
General Dynamics Corp., 3.0%, 5/15/2008	1,500,000	1,448,823
Raytheon Co., 6.75%, 8/15/2007	1,753,000	1,771,978

		4,231,911
Materials 0.3%
Dow Chemical Co., 5.97%, 1/15/2009	2,000,000	2,030,196
Weyerhaeuser Co., 6.125%, 3/15/2007	169,000	169,188

		2,199,384
Utilities 1.2%
Ameren Corp., 4.263%, 5/15/2007	2,571,000	2,553,126
Dominion Resources, Inc., 4.125%, 2/15/2008	4,000,000	3,936,204
Wisconsin Electric Power Co., 3.5%, 12/1/2007	2,000,000	1,960,644

		8,449,974

Total Corporate Bonds (Cost $162,609,238)		160,488,787
Foreign Bonds - US$ Denominated 0.2%
Financials
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008 (Cost $1,302,591)	1,350,000	1,280,552
Asset Backed 19.1%
Automobile Receivables 9.7%
Aesop Funding II LLC, “A2”, Series 2003-4A, 144A, 2.86%, 8/20/2009	3,100,000	2,984,311
AmeriCredit Automobile Receivables Trust, “A3”, Series 2005-DA, 4.87%, 12/6/2010	7,500,000	7,466,732
Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	2,237,000	2,234,679
Ford Credit Auto Owner Trust:
“C”, Series 2004-A, 4.19%, 7/15/2009	4,000,000	3,954,079
“A4”, Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,917,139
GS Auto Loan Trust, “C”, Series 2006-1, 5.85%, 1/15/2014	7,203,000	7,220,389
Hertz Vehicle Financing LLC, “A2”, Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,457,822
Hyundai Auto Receivables Trust, “D”, Series 2004-A, 4.1%, 8/15/2011	1,700,000	1,671,872
Nissan Auto Receivables Owner Trust, “A4”, Series 2006-A, 4.77%, 7/15/2011	2,553,000	2,537,741
Triad Automobile Receivables Owner Trust:
“A3”, Series 2005-B, 4.28%, 6/14/2010	5,421,000	5,366,329
“A4”, Series 2006-A, 4.88%, 4/12/2013	7,537,000	7,492,565
Volkswagen Auto Loan Enhanced Trust, “A3”, Series 2005-1, 4.8%, 7/20/2009	8,300,000	8,264,378
World Omni Auto Receivables Trust, “A3”, Series 2006-A, 5.01%, 10/15/2010	7,647,000	7,634,019

		69,202,055

Credit Card Receivables 2.3%
Citibank Credit Card Issuance Trust, “B1”, Series 2005-B1, 4.4%, 9/15/2010	7,000,000	6,896,398
Providian Gateway Master Trust:
“D”, Series 2004-DA, 144A, 4.4%, 9/15/2011	7,960,000	7,838,113
“D”, Series 2004-FA, 144A, 4.45%, 11/15/2011	1,530,000	1,512,309

		16,246,820
Home Equity Loans 2.5%
C-Bass CBO Resecuritization, “D2”, 7.25%, 6/1/2032	1,460,068	1,480,144
Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	2,935,000	2,927,824
Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	6,290,000	6,283,642
GMAC Mortgage Corp. Loan Trust, “A2”, Series 2006-HE3, 5.75%, 10/25/2036	2,100,000	2,104,308
IMC Home Equity Loan Trust, “A8”, Series 1998-3, 6.34%, 8/20/2029	810,803	808,623
Renaissance Home Equity Loan Trust, “A2”, Series 2005-4, 5.399%, 2/25/2036	1,700,000	1,694,155
Residential Asset Securities Corp., “AI4”, Series 2002-KS6, 4.38%, 7/25/2030	94,213	93,801
Specialty Underwriting & Residential Finance, “A2B”, Series 2006-BC2, 5.573%, 2/25/2037	2,873,000	2,875,552

		18,268,049
Manufactured Housing Receivables 0.3%
Green Tree Financial Corp.:
“A4”, Series 1996-1, 6.5%, 3/15/2027	183,975	185,954
“A5”, Series 1994-1, 7.65%, 4/15/2019	243,332	252,420
“B2”, Series 1996-5, 8.45%, 7/15/2027 **	5,789,742	0
Vanderbilt Mortgage Finance, “A4”, Series 2000-D, 7.715%, 7/7/2027	1,641,286	1,714,176

		2,152,550
Miscellaneous 4.3%
CIT RV Trust:
“A5”, Series 1998-A, 6.12%, 11/15/2013	433,739	433,826
“A5”, Series 1999-A, 6.24%, 8/15/2015	5,380,103	5,387,185
E-Trade RV and Marine Trust, “A3”, Series 2004-1, 3.62%, 10/8/2018	5,072,000	4,878,355
National Collegiate Student Loan Trust:
“AIO”, Series 2006-2, Interest Only, 6.0%, 8/25/2011	10,200,000	2,554,386
“AIO”, Series 2006-3, Interest Only, 7.1%, 1/25/2012	31,146,000	9,748,200
PECO Energy Transition Trust, “A7”, Series 1999-A, 6.13%, 3/1/2009	2,000,000	2,023,088
PP&L Transition Bond Co. LLC, “A7”, Series 1999-1, 7.05%, 6/25/2009	486,848	490,661
SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,274,720

		30,790,421

Total Asset Backed (Cost $144,215,036)		136,659,895
US Government Sponsored Agencies 0.6%
Federal Home Loan Bank, Series 580, 4.125%, 10/19/2007 (a) (Cost $4,398,548)	4,400,000	4,355,547
Commercial and Non-Agency Mortgage-Backed Securities 34.2%
Adjustable Rate Mortgage Trust, “1A21”, Series 2005-10, 4.727% *, 1/25/2036	13,322,806	13,280,129
Banc of America Mortgage Securities:
“1A3”, Series 2002-K, 3.5%, 10/20/2032	375,077	361,451
“2A1”, Series 2005-B, 4.391% *, 3/25/2035	13,449,679	13,170,668
Bear Stearns Commercial Mortgage Securities, Inc.:
“X2”, Series 2004-PWR5, Interest Only, 0.887% ****, 7/11/2042	80,811,084	2,629,682
“X2”, Series 2002-TOP8, Interest Only, 2.103% ****, 8/15/2038	150,895,009	9,397,968
CDC Commercial Mortgage Trust, “XCP”, Series 2002-FX1, 144A, Interest Only, 1.989% ****, 5/15/2035	49,734,964	2,287,495
Chase Commercial Mortgage Securities Corp., “A2”, Series 1997-2, 6.6%, 12/19/2029	4,566,005	4,599,441
Commercial Mortgage Acceptance Corp., “A3”, Series 1998-C2, 6.04%, 9/15/2030	9,000,000	9,095,356
Countrywide Alternative Loan Trust:
“A3”, Series 2006-J2, 6.0%, 4/25/2036	6,599,477	6,684,966
“A7”, Series 2006-9T1, 6.0%, 5/25/2036	7,469,343	7,549,735
CS First Boston Mortgage Securities Corp.:

“2A1”, Series 2004-AR8, 4.61% *, 9/25/2034	5,773,086	5,683,312
“A1C”, Series 1997-C1, 7.24%, 6/20/2029	2,689,682	2,696,030
Deutsche Mortgage & Asset Receiving Corp., “A2”, Series 1998-C1, 6.538%, 6/15/2031	5,809,991	5,870,403
DLJ Mortgage Acceptance Corp., “A1B”, Series 1997-CF2, 144A, 6.82%, 10/15/2030	5,213,935	5,247,115
First Horizon Alternative Mortgage Securities, “A5”, Series 2005-FA9, 5.5%, 12/25/2035	8,821,462	8,828,916
First Horizon Mortgage Pass-Through Trust, “2A1”, Series 2005-AR4, 5.34% *, 10/25/2035	4,722,019	4,702,005
First Union-Lehman Brothers Commercial Mortgage, “A3”, Series 1997-C2, 6.65%, 11/18/2029	9,211,861	9,278,708
First Union-Lehman Brothers-Bank of America, “A2”, Series 1998-C2, 6.56%, 11/18/2035	12,488,332	12,659,623
GMAC Commercial Mortgage Securities, Inc.:
“A2”, Series 1998-C2, 6.42%, 5/15/2035	2,464,517	2,505,311
“A3”, Series 1997-C1, 6.869%, 7/15/2029	999,697	1,006,587
Greenwich Capital Commercial Funding Corp.:
“XP”, Series 2005-GG3, 144A, Interest Only, 0.793% ****, 8/10/2042	156,986,404	4,452,809
“A3”, Series 2004-GG1, 4.344%, 6/10/2036	7,600,000	7,475,147
Heller Financial Commercial Mortgage Asset Corp., “A2”, Series 1999-PH1, 6.847%, 5/15/2031	6,763,376	6,955,746
Indymac Index Mortgage Loan Trust, “4A1”, Series 2005-AR9, 5.281% ****, 7/25/2035	4,060,932	4,008,126
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A1”, Series 2004-CB9, 3.475%, 6/12/2041	6,656,573	6,470,616
“A2”, Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,445,945
JPMorgan Commercial Mortgage Finance Corp., “A3”, Series 1997-C5, 7.088%, 9/15/2029	327,178	327,790
LB-UBS Commercial Mortgage Trust:
“XCP”, Series 2003-C7, 144A, Interest Only, 0.565% ****, 7/15/2037	238,129,174	2,393,389
“XCP”, Series 2004-C6, 144A, Interest Only, 0.688% ****, 8/15/2036	90,309,881	2,069,153
“XCP”, Series 2004-C7, 144A, Interest Only, 0.795% ****, 10/15/2036	289,194,180	7,065,881
“XCP”, Series 2006-C6, Interest Only, 0.647% ****, 9/15/2039	203,527,000	7,200,012
Merrill Lynch Mortgage Investors, Inc., “A2”, Series 1998-C2, 6.39%, 2/15/2030	5,645,499	5,683,148
Morgan Stanley Capital I:
“A1”, Series 2004-T15, 4.13%, 6/13/2041	8,036,317	7,890,422
“A2”, Series 1999-WF1, 6.21%, 11/15/2031	6,344,323	6,435,312
“A2”, Series 1998-WF1, 6.55%, 3/15/2030	1,182,630	1,192,153
Morgan Stanley Dean Witter Capital I, “A3”, Series 2001-TOP5, 6.16%, 10/15/2035	8,200,000	8,391,167
Paine Webber Mortgage Acceptance Corp., “1B2”, Series 1999-4, 144A, 6.46% *, 7/28/2024	201,832	201,832
PHHMC Mortgage Pass Through Certificates, “A2”, Series 2006-2, 6.171% *, 7/18/2036	10,159,242	10,341,791
Prudential Home Mortgage Securities, “4B”, Series 1994-A, 144A, 6.73% *, 4/28/2024	41,130	41,130
Prudential Securities Secured Financing Corp., “A1B”, Series 1998-C1, 6.506%, 7/15/2008	5,680,102	5,742,908
Residential Funding Mortgage Security I, “A5”, Series 2005-S9, 5.75%, 12/25/2035	1,804,530	1,814,566
Wachovia Bank Commercial Mortgage Trust, “XP”, Series 2005-C17, 144A, Interest Only, 0.272% ****, 3/15/2042	321,841,559	3,997,465
Washington Mutual Alternative Mortgage Pass-Through Certificates, “A2”, Series 2005-11, 5.75%, 1/25/2036	6,758,353	6,804,119
Wells Fargo Mortgage Backed Securities Trust, “2A3”, Series 2006-AR8, 5.24%, 4/25/2036	3,564,711	3,540,642

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $248,866,636)		244,476,170
Collateralized Mortgage Obligations 3.2%
Fannie Mae Grantor Trust, “A1”, Series 2001-T8, 7.5%, 7/25/2041	1,002,120	1,039,754
Fannie Mae Whole Loan, “3A”, Series 2004-W8, 7.5%, 6/25/2044	2,480,775	2,596,357
Federal Home Loan Mortgage Corp.:
“BT”, Series 2448, 6.0%, 5/15/2017	10,456	10,633
“CQ”, Series 2434, 6.5%, 8/15/2023	10,348,743	10,459,337
Federal National Mortgage Association:

“PB”, Series 2003-7, 4.5%, 11/25/2022	2,427,754	2,417,114
“PD”, Series G94-10, 6.5%, 9/17/2009	1,833,764	1,838,585
Government National Mortgage Association, “C”, Series 1998-15, 6.5%, 6/20/2028	4,626,252	4,756,360

Total Collateralized Mortgage Obligations (Cost $23,328,898)		23,118,140
Government National Mortgage Association 0.2%
Government National Mortgage Association:
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,542	2,765
11.5%, 4/15/2019	1,135,977	1,247,812

Total Government National Mortgage Association (Cost $1,279,790)		1,250,577
US Treasury Obligations 0.1%
US Treasury Bill, 4.975% ***, 10/19/2006 (b) (Cost $518,706)	520,000	518,707
	Shares	Value ($)

Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $14,584,088)	14,584,088	14,584,088
Cash Equivalents 21.4%
Cash Management QP Trust, 5.34% (e) (Cost $152,615,377)	152,615,377	152,615,377
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 753,718,908)	103.5	739,347,840
Other Assets and Liabilities, Net	(3.5)	(24,997,093)

Net Assets	100.0	714,350,747

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**	In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Green Tree Financial Corp., “B2”, Series 1996-5	8.45%	7/15/2027	5,789,742	USD	6,352,260	0

***	Annualized yield at time of purchase; not a coupon rate.
****	These securities are shown at their current rate as of September 30, 2006.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $14,288,368 which is 2.0% of net assets.
(b)	At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5-Year US Treasury Note	12/29/2006	77	8,079,218	8,124,703	45,485

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Term Bond Fund, a series of DWS Funds Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Term Bond Fund, a series of DWS Funds Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006